FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2011 and 2012, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	Marketable Securities - Debt and Equity Securities
	2011	2012
Balance at beginning of year	$5,454	$5,454
Total gains or (losses) (realized/unrealized) included in earnings	—	(493)
Purchase	—	—
Sale	—	(2,727)
Transfer into Level 3	—	2,058

Balance at end of year	$5,454	$4,292

The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$493

Reconciliation of Beginning and Ending Balances of Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

For liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3) during 2011, a reconciliation of the beginning and ending balances are presented as follows (there were none during 2012):

(in US$ thousands)	Other liabilities - Warrant Derivative
2011
Balance at beginning of year	$665
Total (gains) or losses (realized/unrealized) included in earnings	(665)
Purchase	—

Balance at end of year	$—

The amount of total (gains) or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to liabilities still held at the reporting date.	$—

Fair Value, Measurements, Recurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Year Ended December 31, 2012
Assets
Cash equivalents - time deposits	$—	$1,514	$—	$1,514
Marketable securities - current
Equity securities	17,773	—	—	17,773
Marketable securities - noncurrent
Debt securities	—	—	2,727	2,727
Equity securities	—	—	1,565	1,565

	$17,773	$1,514	$4,292	$23,579

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	Year Ended December 31, 2011
Assets
Cash equivalents - time deposits	$—	$6,631	$—	$6,631
Marketable securities - current
Equity securities	42,347	—	—	42,347
Marketable securities - noncurrent
Debt securities	—	—	5,454	5,454
Equity securities	—	1,630	—	1,630

	$42,347	$8,261	$5,454	$56,062

Fair Value, Measurements, Nonrecurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2011 and 2012 are summarized as below:

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2012	Total Impairment Losses
(a) Investments - Cost-method	$—	$—	$—	$—	$700
(b) Goodwill - Resulting from acquisition of FunTown	—	—	16,934	16,934	12,489
(c) Intangible assets - Capitalized software cost	—	—	—	—	15
(d) Prepaid licensing and royalty fees	—	—	—	—	702

Total	$—	$—	$16,934	$16,934	$13,906

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2011	Total Impairment Losses
(a) Investments - Cost-method	$—	$—	$700	$700	$679
(a) Investments - Equity-method	—	—	2,500	2,500	12,648
(b) Goodwill - Resulting from acquisition of IAH and OneNet	—	—	—	—	5,097
(c) Intangible assets - Capitalized software cost	—	—	—	—	40
(c) Intangible assets - Favorable lease right	—	—	—	—	2,543
(d) Prepaid licensing and royalty fees	—	—	—	—	619

Total	$—	$—	$3,200	$3,200	$21,626

(a) Impairment losses on certain cost method and equity method investments which were determined to be impaired:

In 2011, certain cost method investments with carrying amounts of $1.4 million were written down to their estimated fair value of $700 thousand, resulting in an impairment charge of $679 thousand, and an equity method investment with a carrying amount of $15.1 million was written down to its estimated fair value of $2.5 million, resulting in an impairment charge of $12.6 million. In 2012, certain cost method investments were fully written down, resulting in an impairment charge of $700 thousand. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the Consolidated Statements of Income (Loss).

Cost method and equity method investments are measured at fair value on a nonrecurring basis when declines in fair value are determined to be other-than-temporary, using other observable inputs such as trading prices of similar classes of the stock or using discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk.

(b) Impairment losses on goodwill which was determined to be impaired:

Goodwill from the acquisition of FunTown, which constitutes our Asian online game and service business, was written down to its estimated fair value of $16.9 million as of December 31, 2012, resulting in an impairment charge of $12.5 million in the fourth quarter 2012, which is included within operating expenses in the Consolidated Statements of Income (Loss). As a result of the slowdown in the PC-based online game market and our repositioning of FunTown to focus on market growth in browser/mobile games in the multi-platform market, we estimated that the fair value of our Asian online game and service business had decreased and, as a result, impaired the goodwill related to FunTown as of December 31, 2012. The impairment charge was determined by our estimates of future cash flows from the FunTown business which have been reduced due our change in strategic focus to self-developed casual games versus licensed MMOs (massive multiplayer online games) and the slowdown in the PC-based online games market where we are currently positioned, indicating that the original carrying amount of the goodwill from the acquisition of FunTown could not be fully recovered as of December 31, 2012.

Goodwill from the acquisition of IAHGames was fully written down to $0 as of December 31, 2011, resulting in an impairment charge of $4.0 million in 2011, which is included within operating expenses in the Consolidated Statements of Income (Loss). The impairment charges resulted as our estimates of future cash flows for IAHGames’ business had been reduced due to lower than expected operating performance results in 2011, indicating that the carrying amount of the goodwill from the acquisition of IAHGames could not be fully recovered as of December 31, 2011.

Goodwill from the acquisition of OneNet Co., Ltd. (“OneNet”) was fully written down to $0 as of December 31, 2011, resulting in an impairment charge of $1.0 million in 2011, which is included within operating expenses in the Consolidated Statements of Income (Loss). The impairment charge resulted as our estimates of future cash flows for OneNet’s business had been reduced due to lower than expected operating performance results in 2011, indicating that the carrying amount of the goodwill from the acquisition of OneNet could not be fully recovered as of December 31, 2011.

Goodwill is valued on a nonrecurring basis when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk and other cash flow model related assumptions.

(c) Impairment losses on certain intangible assets which were determined to be impaired:

In 2011 and 2012, certain capitalized software development costs were fully written down, resulting in impairment charges of $40 thousand and $15 thousand, respectively, included in operating expenses within “impairment loss on intangible assets” in the Consolidated Statements of Income (Loss). The impairment charges for the capitalized software costs were the result of certain projects within our Asian online game and service business that we ceased further development on, and as a result, we recorded a full impairment of the carrying value of the assets related to these projects.

As of December 31, 2011, a favorable lease right resulting from the acquisition of IAHGames with a carrying amount of $2.5 million was fully written down, resulting in an impairment charge of $2.5 million. This impairment is included in operating expenses within “impairment loss on intangible assets” in the Consolidated Statements of Income (Loss). The impairment charges resulted as our estimates of future cash flows related to the favorable lease right were reduced to lower than originally expected, which indicated that the carrying amount of these intangible assets could not be recovered as of December 31, 2011.

(d) Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:

In 2011 and 2012, certain prepaid licensing and royalty fees were fully written down, resulting in impairment charges of $619 and $702 thousand, respectively. This impairment is included in operating expenses in the Consolidated Statements of Income (Loss). The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian online game and service business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are valued on a nonrecurring basis when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.